Note 27 - Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	2018	2017	2016

Balance at January 1	1,486	2,987	—
Cash flows
Repayment
- Capital	(1,500)	(1,500)	—
- Interest	(58)	(156)	—
Proceeds	6,000	—	3,000
Transaction cost	(60)	—	(73)

Non-cash flows
Interest	92	155	60
Balance at December 31	5,960	1,486	2,987

Long-term portion of term loan facility	5,960	—	1,577
Short-term portion of term loan facility	—	1,486	1,410